Discontinued Operations (Tables)	6 Months Ended
Sep. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations

The following table summarized operating results of the discontinued operations for the period from April 1, 2025 to September 30, 2025, and comparable prior period from April 1, 2024 to September 30, 2024.

	From April 1, 2025 to September 30, 2025	From April 1, 2024 to September 30, 2024
Revenue	$—	$119,018
Net loss	$—	$(218,851)

	From April 1, 2025	From April 1, 2024
	to September 30, 2025	to September 30, 2024
Net cash provided by (used in) operating activities	$—	$(378,871)
Net cash provided by (used in) investing activities	—	—
Net cash provided by (used in) financing activities	—	—
Effects of exchange rate changes on cash	—	219,334
Net increase/(decrease) in cash and cash equivalents – Discontinued operations	$—	$(159,537)